File No. 333-163310

As filed with the SEC on November 24, 2009
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. 1
Post-Effective Amendment No. __
(Check appropriate box or boxes)

FEDERATED MDT SERIES
(Exact Name of Registrant as Specified in Charter)

1-800-341-7400
(Area Code and Telephone Number)
4000 Ericsson Drive, Warrendale,
Pennsylvania 15086-7561
(Address of Principal Executive Offices)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

Copies to:

Jennifer Eck, Esquire
Dickstein Shapiro LLP
1825 Eye Street
Washington, DC  20006

Acquisition of the assets of

FEDERATED MDT TAX AWARE/ALL CAP CORE FUND
a portfolio of Federated MDT Series

By and in exchange for Class A Shares, Class C Shares and Institutional Shares of

FEDERATED MDT ALL CAP CORE FUND
a portfolio of Federated MDT Series

Approximate Date of Proposed Public Offering: As soon as
practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A Shares, Class C Shares and Institutional  Shares without par value, of Federated MDT All Cap Core Fund

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

STATEMENT OF ADDITIONAL INFORMATION

_______________________

ACQUISITION OF THE ASSETS OF

FEDERATED MDT TAX AWARE/ALL CAP CORE FUND
a portfolio of Federated MDT Series

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania  15086-7561
Telephone No:  1-800-341-7400

BY AND IN EXCHANGE FOR SHARES OF

FEDERATED MDT ALL CAP CORE FUND
a portfolio of Federated MDT Series

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania  15086-7561
Telephone No:  1-800-341-7400

 This Statement of Additional Information dated _______________, is not a prospectus.  A Prospectus/Proxy Statement dated ___________, related to the above-referenced matter may be obtained from Federated MDT Tax Aware/All Cap Core Fund by writing or calling Federated MDT Tax Aware/All Cap Core Fund at the address and telephone numbers shown above.  This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

TABLE OF CONTENTS

A.  INFORMATION INCORPORATED BY REFERENCE

1.	Statement of Additional Information of Federated MDT All Cap Core Fund, a portfolio of Federated MDT Series, dated September 30, 2009.

2.	Statement of Additional Information of Federated MDT Tax Aware/All Cap Core Fund, a portfolio of Federated MDT Series, dated September 30, 2009.

3.	Audited Financial Statements of Federated MDT All Cap Core Fund, a portfolio of Federated MDT Series, dated July 31, 2009.

4.	Audited Financial Statements of Federated MDT Tax Aware/All Cap Core Fund, a portfolio of Federated MDT Series, dated July 31, 2009.

5.	Unaudited Financial Statements of Federated MDT Tax Aware/All Cap Core Fund, a portfolio of Federated MDT Series, dated January 31, 2009.

INFORMATION INCORPORATED BY REFERENCE

This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement dated __________2009.  The Prospectus/Proxy Statement and this Statement of Additional Information provided sets forth information the proposed Agreement and Plan of Reorganization pursuant to which Federated All Cap Fund would acquire the assets of the Federated Tax Aware Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of the Federated All Cap Fund to be distributed pro rata by the Federated Tax Aware Fund to shareholders of its Class A Shares, Class C and Institutional Shares, respectively, in complete liquidation and dissolution/termination of the Federated Tax Aware Fund.

This Statement of Additional information dated _______________ has been filed with the Securities and Exchange Commission (“SEC”).  In addition, each of the following documents is incorporated by reference into this Statement of Additional Information (a copy of these documents may be obtained from the Federated MDT Series at 1-800-341-7400):

1.
 The Statement of Additional Information of Federated All Cap Fund, dated September 30, 2009, which was filed with the SEC in Federated MDT Series Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A (File No. 811-21904), filed with the SEC on or about September 28, 2009.

2.
 The Statement of Additional Information of Federated Tax Aware Fund, dated September 30, 2009, which was filed with the SEC in Federated MDT Series, Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A (File No. 811-21904), filed with the SEC on or about September 28, 2009.

3.
Audited financial statements of Federated All Cap Fund, dated July 31, 2009, which were filed with the SEC pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about September 28, 2009, with the Annual Report to shareholders of Federated All Cap Fund.

4.
Audited financial statements of Federated Tax Aware Fund, dated July 31, 2009, which were filed with the SEC pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about September 30, 2009, with the Annual Report to shareholders of Federated Tax Aware Fund.

5.
 Unaudited financial statements of Federated Tax Aware Fund, dated January 31, 2009, which were filed with the SEC pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about March 26, 2009, with the Semi-Annual Report to shareholders of Federated Tax Aware Fund.

FEDERATED MDT TAX AWARE/ALL CAP CORE FUND

A portfolio of Federated MDT Series

Investment Adviser
Federated MDTA LLC
125 High Street
Oliver Tower
21st Floor
Boston, MA 02110
Distributor
Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Administrator
Federated Administrative Services
Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

FEDERATED MDT TAX AWARE/ALL CAP CORE FUND

A portfolio of Federated MDT Series

Investment Adviser
Federated MDTA LLC
125 High Street
Oliver Tower
21st Floor
Boston, MA 02110

Distributor
Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Administrator
Federated Administrative Services
Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

PART C.	OTHER INFORMATION.

Item 15                   Indemnification:

The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, by virtue of his being or having been a Trustee or officer of the Trust or his serving or having served as a trustee, director, officer, partner, or fiduciary of another trust, corporation, partnership, joint venture, or other enterprise at the request of the Trust, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct").

Item 16.	Exhibits:

1.1	Conformed copy of Declaration of Trust of the Registrant; (1)
1.2	Conformed copy of Amendment No. 1 of the Declaration of Trust(5)
1.3	Conformed copy of Amendment No. 1 of the Declaration of Trust(6)
1.4	Conformed copy of Amendment No. 1 of the Declaration of Trust(8)
2.	Copy of By-Laws of the Registrant; (1)
3.	Not Applicable
4.	Forms of Agreement and Plans of Reorganization are filed herewith as Exhibit A to the Proxy Statement/Prospectus
5.1	Not Applicable
6.1	Form of Investment Advisory Contract of the Registrant; (2)
6.2	Conformed copy of Investment Advisory Contract Letter Agreement; (4)
6.3	Conformed copy of Investment Advisory Contract on behalf of the Registrant which includes Exhibits A through H; (5)
6.4	Conformed copy of Exhibit I to the Investment Advisory Contract; (8)
7.1	Conformed copy of Distributor’s Contract of the Registrant; (3)
7.2	Conformed copy of Distributor’s Contract of the Registrant with Exhibits A through D; (5)
7.3	Conformed copy of Distributor’s Contract for Class B Shares of the Registrant; (5)
7.4	Conformed copy of Exhibits E through H of the Distributor’s Contract; (8)
7.5	Conformed copy of Amendment 1 to Exhibit B of the Registrant’s Distributor’s Contract; (8)
8.	Not Applicable
9.1	Conformed copy of Custodian Agreement of the Registrant; (3)
9.2	Conformed copy of Custodian Schedule; (3)
9.3	Conformed copy of Custodian Schedule; (5)
9.4	Conformed copy of Custodian Agreement Exhibit 1 (revised as of 6/22/07; (6)
10.1	Conformed copy of Distribution Plan of the Registrant;(3)
10.2	Conformed copy of Distribution Plan with Exhibits A through D attached; (5)
10.3	Conformed copy of Distribution Plan of the Registrant for Class B Shares; (5)
10.4	Conformed copy of Exhibits D, E and F of the Distribution Plan of the Registrant; (8)
10.5	Conformed copy of Amendment 1 to Exhibit A to the Distribution Plan of the Registrant; (8)
11.1	Form of Opinion and Consent of Counsel as to legality of Shares being issued; (11)
12.1	Form of Opinion regarding tax consequences of Reorganization of Federated MDT Tax Aware/All Cap Core Fund; (11)
13.1
The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);

13.2	Conformed copy of Agreement for Administrative Services between Registrant and Federated Administrative Services with Exhibit 1 and Amendments 1 through 4 attached;; (5)
13.3	The Registrant hereby incorporates
13.4	Conformed copy of Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company including First Amendment and Schedule A; (5)
13.5
The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);

13.6	Conformed copy of Financial Administration and Accounting Services Agreement between Registrant and State Street Bank and Trust Company; (5)
13.7	Conformed copy of Amended and Restated Services Agreement between Registrant and Federated Shareholder Services Company; (5)
13.8	Conformed copy of Principal Shareholder Services Agreement between Registrant and Federated Securities Corp.; (5)
13.9	Conformed copy of Shareholder Services Agreement between Registrant and Federated Shareholder Services Company; (5)
13.10	Copy of revised Exhibit 1 to the Agreement for Administrative Services; (8)
13.11	Copy of revised Exhibit A to the Financial Administration and Accounting Services Agreement; (8)
13.12	Copy of the revised Schedule A to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company; (8)
13.13	Copy of Amendment to Transfer Agency and Service Agreement between State Street Bank and the Registrant with revised Schedule A; (30)
14.1	Conformed copy of Consent of Independent Auditors for MDT Series;(11)
15.	Not Applicable
16.1	Conformed copy of Unanimous Consent of Trustees for Power of Attorney (11)
16.2	Conformed copy of Power of Attorney of the Registrant(11)
17.1	Form of Proxy (11)
17.2	Form of Ballot (11)
+	Exhibit is being filed electronically with registration statement; indicate by footnote

1	Initial Registration Statement filed May 25, 2006.
2	Pre-effective Amendment No. 1 filed July 27, 2006.
3	Pre-effective Amendment No. 2 filed August 8, 2006.
4	PEA No. 1 filed November 29, 2006
5	PEA No. 3 filed March 28, 2007
6	PEA No. 4 filed September 28, 2007
7	PEA No. 5 filed December 17, 2007
8	PEA No. 7 filed February 22, 2008
9	PEA No. 8 filed September 29, 2008
10	PEA No. 9 filed September 28, 2009
11	Initial Registration Statement filed November 24, 2009

Item 17.	Undertakings

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, Federated MDT Series, has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 18th day of December , 2009.

FEDERATED MDT SERIES

By: /s/ Todd P. Zerega
Todd P. Zerega, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE

By: /s/ Todd P. Zerega	Attorney In Fact	December 18, 2009
Todd P. Zerega	For the Persons
ASSISTANT SECRETARY	Listed Below

NAME	TITLE

John F. Donahue*	Trustee

J. Christopher Donahue*	President and Trustee
(Principal Executive Officer)

Richard A. Novak*	Treasurer
(Principal Financial Officer)

John T. Conroy, Jr.*	Trustee

Nicholas P. Constantakis*	Trustee

Maureen Lally-Green	Trustee

John F. Cunningham*	Trustee

Peter E. Madden*	Trustee

Charles F. Mansfield, Jr.*	Trustee

R. James Nicholson	Trustee

Thomas M. O’Neil*	Trustee

John S. Walsh*	Trustee

James F. Will*	Trustee
* By Power of Attorney